Plan Transfers	12 Months Ended
Dec. 31, 2025
Mayville Engineering Company, Inc. 401(k) Plan
Plan Transfers
Plan Transfers

Note 4. Plan Transfers

Plan transfers for the year ended December 31, 2025 consists of:

2025
ESOP diversification	$10,696

ESOP Diversification: Plan participants who also participate in the Mayville Engineering Company, Inc. Employee Stock Ownership Plan (ESOP) and meet certain eligibility requirements of the ESOP are allowed to transfer a portion of their account balances from the ESOP to the Plan under the diversification provisions of the ESOP. Participants who have completed at least 10 years of service and have attained the age of 50 may elect to diversify their account balances and have the opportunity to transfer up to 50% of their ESOP balance into their Plan account during the next five-year period. After the five-year election period, additional transfers are allowed but are limited to 75% of their account balance.

In addition to the above, of the $6,145 of rollovers listed on the Statement of Changes in Net Assets Available for Benefits, $5,234 relate to rollover contributions from the ESOP.